Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2023
Basic and Diluted Loss Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

NOTE 7:- BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six Months Ended June 30,		Three Months Ended June 30,
	2023	2022	2023	2022
	Unaudited
Numerator:
Allocation of loss attributable to ordinary shareholders	11,905	23,719	5,837	11,845
Denominator:
Weighted average Ordinary shares outstanding	32,910,446	19,222,423	44,383,474	19,505,246

Basic and diluted loss per share	$0.36	$1.23	$0.13	$0.61

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Three and Six Months Ended June 30,
	2023	2022
	Unaudited

Ordinary share options	2,078,310	4,146,332
Warrants	413,263	374,315

	2,491,573	4,520,647